8. Related Party Transactions	12 Months Ended
Dec. 31, 2019
Notes
8. Related Party Transactions

8. Related Party Transactions

(a)As at December 31, 2019, the Company owed $207,853 (2018 - $357,074) to the President of the Company for management fees and financing of day-to-day operations. The amounts owing are unsecured, non-interest bearing, and due on demand. During the year ended December 31, 2019, the Company incurred $156,000 (2018 - $180,000; 2017 - $180,000) to the President of the Company for management fees, and issued 250,000 common shares to settle outstanding debt of $150,000. Refer to Note 7(c).

(b)During the year ended December 31, 2019, the Company incurred $669,176 (2018 - $60,000; 2017 - $200,411) to directors of the Company for services.

(c)As at December 31, 2019, the Company owed $150,000 (2018 - $nil) of notes payable to a director and shareholder which is secured by proceeds received from royalty rights noted in Note 4, bears interest at 15% per annum, and is due on January 31, 2021. In addition, on January 31, 2019, 2020, and 2021, if the note is still outstanding, the Company will issue restricted common stock equal to 5% of the principal amount of the note. As at December 31, 2019, the Company has accrued $7,500 of common stock issuable in relation to this note and $20,589 of accrued interest.

(d)As at December 31, 2019, the Company owed $50,000 (2018 - $nil) of notes payable to a director and shareholder which is secured by proceeds received from royalty rights noted in Note 4, bears interest at 15% per annum, and is due on January 31, 2021. In addition, on January 31, 2019, 2020, and 2021, if the note is still outstanding, the Company will issue restricted common stock equal to 5% of the principal amount of the note. As at December 31, 2019, the Company has accrued $2,500 of common stock issuable in relation to this note and $7,192 of accrued interest.